CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Stock, Par Value	$ 0.001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	300,000,000	300,000,000	700,000,000
Common Stock, Shares Issued	243,632	243,632	109,634,536
Common Stock, Shares Outstanding	243,632	243,632	80,634,536
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	280,000,000	280,000,000	280,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Series A Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	20,000,000	20,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Series B Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	20,000,000	20,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0